Share-Based Payments (Compensation Cost And Valuation Assumption) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-Based Payment
Performance stock units	$ 480	$ 299	$ 226
Restricted stock and stock units	152	147	93
Other nonvested stock units	21	5	(1)
Total	653	451	318
Income tax benefit	$ 250	$ 172	$ 122